Goodwill and Intangible Assets - Schedule of Intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Gross carrying amount	$ 484,529	$ 484,529	$ 426,719
Accumulated Amortization	(141,477)	(120,355)	80,903
Net carrying amount	$ 343,052	$ 364,174	345,816
Customer relationships
Intangible assets
Weighted Average Remaining Useful Life	9 years 3 months 18 days	9 years 6 months
Gross carrying amount	$ 424,560	$ 424,560	368,200
Accumulated Amortization	(115,920)	(98,307)	(65,868)
Net carrying amount	$ 308,640	$ 326,253	$ 302,332
Trademarks and trade names
Intangible assets
Weighted Average Remaining Useful Life	9 years 6 months	9 years 6 months
Gross carrying amount	$ 59,969	$ 59,969
Accumulated Amortization	(25,557)	(22,048)
Net carrying amount	$ 34,412	$ 37,921